Expense Example {- Fidelity High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity High Income Fund - Fidelity High Income Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871